                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

First Citicorp Life Insurance Company
One Cityplace
Hartford Ct 06603

                                        September 8, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: First Citicorp Life Insurance Company
         First Citicorp Life Variable Annuity Separate Account
         File No. 811-08732

Commissioners:

The Semi-Annual Reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of First Citicorp Life Variable Annuity Separate Account of First Citicorp Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

Semi-annual reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-annual reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-annual reports for certain portfolios of Legg Mason Partners Investment Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810271, File No. 811-05018.

The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios I, Inc., are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047909, File No. 811-08443.

The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

File No. 811-08628
Page 2


The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.

The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios V are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual reports for certain series of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        ----------------------------------------
                                        John E. Connolly, Jr.
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company